UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011


Check here if Amendment [_]; Amendment Number: ___
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Crosswind Investments, LLC
Address: Two International Place, 27th Floor
         Boston, MA 02110

Form 13F File Number: 28-____________ Note: This Form 13 file number is not assigned until after the SEC recieves the first Form 13F filing.

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barbara Gaskin
Title:   Chief Operating Officer
Phone:   617-861-8013


Signature, Place, and Date of Signing:

/s/ Barbara Gaskin                      Boston MA                     10/17/2011
------------------                    -------------                   ----------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $8,644,376
                                        --------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Crosswind Investments 09/30/2011

                                Title                 Value        Shares/   Sh/ Put/   Invstmt   Other       Voting Authority
Name of Issuer                  of class   CUSIP     (x$1000)      Prn Amt   Prn Call   Dscretn  Managers   Sole    Shared    None
------------------------------  --------  ---------  --------      -------   --- ----   -------  --------  ------   ------   -------
ABOVENET INC                    COM       00374N108     42,255  2,264,868.00  Sh        sole                39,623            2,632
ACACIA RESEARCH - ACACIA TECHN  COM       003881308     33,154  1,193,212.46  Sh        sole                30,909            2,245
AIR METHODS CORP                COM       009128307     21,462  1,366,485.54  Sh        sole                20,118            1,344
ALLSCRIPTS HEALTHCARE SOLUTION  COM       01988P109     54,793    987,369.86  Sh        sole                51,377            3,416
AMERESCO INC                    COM       02361E109     84,039    853,836.24  Sh        sole                78,734            5,305
ARCH COAL INC                   COM       039380101     12,106    176,505.48  Sh        sole                12,106                0
ARIBA INC                       COM       04033V204     49,481  1,371,118.51  Sh        sole                46,395            3,086
ARUBA NETWORKS INC              COM       043176107     33,395    698,289.45  Sh        sole                31,132            2,263
AUXILIUM PHARMACEUTICALS INC    COM       05334D108     54,946    823,640.54  Sh        sole                51,508            3,438
AVIS BUDGET GROUP INC           COM       053774105     61,050    590,353.50  Sh        sole                57,227            3,823
BRIGHAM EXPLORATION CO          COM       109178104     35,341    892,713.66  Sh        sole                33,132            2,209
CABLEVISION SYSTEMS CORP        COM       12686C110      7,907    124,377.11  Sh        sole                 7,907                0
CLOUD PEAK ENERGY INC           COM       18911Q103    162,951  2,762,019.45  Sh        sole               152,764           10,187
COGENT COMMUNICATIONS GROUP IN  COM       19239V303    188,495  2,535,257.75  Sh        sole               176,619           11,876
CONVIO INC                      COM       21257W106    220,263  1,852,411.83  Sh        sole               206,090           14,173
CROCS INC                       COM       227046110     44,285  1,048,225.95  Sh        sole                41,519            2,766
CYBERONICS INC                  COM       23251P103    142,427  4,030,684.10  Sh        sole               133,535            8,892
DEALERTRACK HOLDINGS INC        COM       242309103     56,826    890,463.42  Sh        sole                53,267            3,559
DFC GLOBAL CORP                 COM       23324T108    122,764  2,682,393.40  Sh        sole               114,994            7,770
DIGITALGLOBE INC                COM       25389M878    180,165  3,500,605.95  Sh        sole               168,927           11,238
ENCORE CAPITAL GROUP INC        COM       292554103     43,572    952,048.20  Sh        sole                40,834            2,738
GENERAL COMMUNICATION INC       COM       369385110     82,583    677,180.60  Sh        sole                76,944            5,639
GEO GROUP INC/THE               COM       36159R104    296,403  5,501,239.68  Sh        sole               277,913           18,490
GRAFTECH INTERNATIONAL LTD      COM       384313103    116,550  1,480,185.00  Sh        sole               109,232            7,318
HANGER ORTHOPEDIC GROUP INC     COM       41043F209    183,502  3,466,352.78  Sh        sole               172,038           11,464
HCA HOLDINGS INC                COM       40412C102     23,850    480,816.00  Sh        sole                23,850                0
HEALTHSOUTH CORP                COM       421924310    359,090  5,361,213.70  Sh        sole               336,671           22,419
HEALTHSPRING INC                COM       42224N102     96,127  3,504,790.42  Sh        sole                90,123            6,004
INCYTE CORP LTD                 COM       45337C103     39,543    552,415.71  Sh        sole                37,040            2,503
INTERDIGITAL INC/PA             COM       45867G102     20,424    951,349.92  Sh        sole                19,146            1,278
INTERNAP NETWORK SERVICES CORP  COM       45885A301     84,604    416,251.68  Sh        sole                78,870            5,734
JAMES RIVER COAL CO             COM       470355208    199,859  1,273,101.83  Sh        sole               187,368           12,491
JARDEN CORP                     COM       471109109    249,708  7,056,748.08  Sh        sole               233,928           15,780
KELLY SERVICES INC              COM       488152209    181,553  2,069,704.20  Sh        sole               170,397           11,156
KENEXA CORP                     COM       488879108    127,772  1,998,354.08  Sh        sole               119,807            7,965
KNOLOGY INC                     COM       499183805    532,437  6,911,032.26  Sh        sole               499,125           33,312
LIQUIDITY SERVICES INC          COM       53635B108     38,817  1,244,861.19  Sh        sole                36,395            2,422
MAGNUM HUNTER RESOURCES CORP    COM       55973B103    444,887  1,472,575.97  Sh        sole               417,033           27,854
MAGNUM WTS                      COM       559991113     36,331          0.00  Sh        sole                33,844            2,487
MICROSEMI CORP                  COM       595137101    145,486  2,324,866.28  Sh        sole               136,321            9,165
MONSTER WORLDWIDE INC           COM       611742108    433,578  3,113,090.04  Sh        sole               406,293           27,285
NAVISTAR INTERNATIONAL CORP     COM       63934E109     24,341    781,832.92  Sh        sole                22,799            1,542
NETGEAR INC                     COM       64111Q105     46,708  1,209,270.12  Sh        sole                43,804            2,904
OASIS PETROLEUM INC             COM       674215109     32,348    722,330.84  Sh        sole                30,338            2,010
OFFICE DEPOT INC                COM       676220107    842,589  1,735,733.34  Sh        sole               789,742           52,847
OFFICEMAX INC                   COM       67622P102    247,044  1,198,163.40  Sh        sole               231,547           15,497
OMNIVISION TECHNOLOGIES INC     COM       682128104     48,060    674,762.40  Sh        sole                45,066            2,994
PEP BOYS-MANNY MOE & JACK       COM       713278110    202,613  1,999,790.31  Sh        sole               189,973           12,640
PORTFOLIO RECOVERY ASSOCIATES   COM       73640Q106     13,465    837,792.30  Sh        sole                12,623              842
RAILAMERICA INC                 COM       750753403    171,925  2,240,182.75  Sh        sole               161,187           10,738
SHUTTERFLY INC                  COM       82568P305     17,541    722,338.38  Sh        sole                16,444            1,097
SIRONA DENTAL SYSTEMS INC       COM       82966C104     34,758  1,474,086.78  Sh        sole                32,406            2,352
SOTHEBY'S                       COM       835898108     20,471    564,385.47  Sh        sole                19,192            1,279
SYNTEL INC                      COM       87162H104     24,471  1,056,902.49  Sh        sole                22,944            1,527
TALEO CORP                      COM       87424N105     35,661    917,200.92  Sh        sole                33,431            2,230
TENET HEALTHCARE CORP           COM       88033G101  1,170,873  4,835,705.49  Sh        sole             1,096,995           73,878
TETRA TECHNOLOGIES INC          COM       88162F106     70,829    546,799.88  Sh        sole                66,393            4,436
TIBCO SOFTWARE INC              COM       88632Q104      2,946     65,960.94  Sh        sole                 2,946                0
TORNIER NV                      COM       N87237109     69,496  1,423,973.04  Sh        sole                65,156            4,340
TRIUMPH GROUP INC               COM       896818102     22,258  1,084,854.92  Sh        sole                20,742            1,516
VANGUARD HEALTH SYSTEMS INC     COM       922036208    144,385  1,466,951.60  Sh        sole               135,431            8,954
VERIFONE SYSTEMS INC            COM       92342Y110     56,773  1,988,190.46  Sh        sole                53,190            3,583
WHITING PETROLEUM CORP          COM       966387103         40      1,403.20  Sh        sole                    40                0